Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Professionally Managed Portfolios
Entity Central Index Key	0000811030
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Osterweis Fund
Shareholder Report [Line Items]
Fund Name	Osterweis Fund
Class Name	Osterweis Fund
Trading Symbol	OSTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Osterweis Fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.osterweis.com/regulatory-reports. You can also request this information by contacting us at 1-866-236-0050.
Additional Information Phone Number	1-866-236-0050
Additional Information Website	https://www.osterweis.com/regulatory-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Osterweis Fund	$95	0.95%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period of April 1, 2024, to March 31, 2025, the Osterweis Fund (the Fund) generated a total return of -0.33% versus 8.25% for the S&P 500 Index.
During the first three quarters of the fiscal year, the S&P 500 rallied steadily, driven by the outsized influence of the mega cap technology stocks atop the index. The so-called Magnificent 7 (Apple, Amazon, Tesla, Nvidia, Microsoft, Meta, and Alphabet) all benefited from a surge in AI investment and delivered exceptional returns. Our equities also generated positive returns during the first three fiscal quarters but did not keep pace with the index.
Market sentiment shifted dramatically in the final fiscal quarter, with the S&P 500 losing roughly 10% from its peak around mid-February through the end of March. Investors grew concerned that the escalating trade war could potentially trigger a recession and/or higher inflation. Our equities held up better than the index, as we maintained our focus on quality growth companies, which possess durable competitive advantages and the ability to drive growth through reinvestment, but were unable to close the gap from the first three quarters.
For the full fiscal year, our underperformance was primarily due to our security selection. Our picks in Information Technology, our largest sector by weight, detracted the most, as a few of our semiconductor companies struggled. Consumer Staples, Industrials, and Communication Services were also areas of weakness for us. On the plus side, our picks in Financials, Materials, and Utilities boosted our relative performance.
Sector weighting detracted slightly from our relative performance, particularly our lower exposure to Consumer Staples versus the benchmark. Our cash reserves generated a positive absolute return during the period and had no material impact on our relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
OSTFX (without sales charge)	-0.33	12.99	7.46
S&P 500	8.25	18.59	12.50

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.osterweis.com/regulatory-reports for more recent performance information. Visit https://www.osterweis.com/regulatory-reports for more recent performance information.
Net Assets	$ 142,733,768
Holdings Count | $ / shares	35
Advisory Fees Paid, Amount	$ 1,231,463
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$142,733,768
Number of Holdings	35
Net Advisory Fee	$1,231,463
Portfolio Turnover	42%

Holdings [Text Block]

Top Holdings	(% of net assets)
Federated Hermes U.S. Treasury Cash Reserves - Class Institutional	7.1%
Alphabet, Inc. - Class C	6.6%
Microsoft Corp.	5.9%
Amazon.com, Inc.	5.1%
Visa, Inc. - Class A	4.1%
UnitedHealth Group, Inc.	3.6%
AutoZone, Inc.	3.5%
Waste Connections, Inc.	3.2%
American Water Works Co., Inc.	3.2%
Brown & Brown, Inc.	3.1%

Updated Prospectus Web Address	https://www.osterweis.com/regulatory-reports
Osterweis Growth & Income Fund
Shareholder Report [Line Items]
Fund Name	Osterweis Growth & Income Fund
Class Name	Osterweis Growth & Income Fund
Trading Symbol	OSTVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Osterweis Growth & Income Fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.osterweis.com/regulatory-reports. You can also request this information by contacting us at 1-866-236-0050.
Additional Information Phone Number	1-866-236-0050
Additional Information Website	https://www.osterweis.com/regulatory-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Osterweis Growth & Income Fund	$91	0.90%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period of April 1, 2024, to March 31, 2025, the Osterweis Growth & Income Fund (the Fund) generated a total return of 2.22% versus 7.02% for the 60% S&P 500 Index/40% Bloomberg U.S. Aggregate Bond Index (the Agg).
Our underperformance was primarily due to security selection in our equity portfolio. Our picks in Information Technology, our largest sector, detracted the most, as a few of our software and semiconductor companies struggled. Consumer Staples, Health Care, and Industrials were also areas of weakness for us. On the plus side, our picks in Financials, Materials, and Utilities boosted our relative performance. Our fixed income portfolio somewhat offset our underperformance, primarily due to our overweight to high yield (versus the Agg), as high yield bonds delivered stronger returns than investment grade bonds. Also, we increased our allocation to fixed income during the period, which helped our relative returns, as did our allocation to cash.
During the first three quarters of the fiscal year, equity markets were generally bullish, while fixed income markets were mixed. The S&P 500 rallied steadily over that span, driven by the outsized influence of the mega cap technology stocks atop the index. The so-called Magnificent 7 (Apple, Amazon, Tesla, Nvidia, Microsoft, Meta, and Alphabet) all benefited from a surge in AI investment and delivered exceptional returns. Our equities also generated positive returns during the first three fiscal quarters but did not keep pace with the index.
Fixed income markets were a little more volatile during the first three quarters, as inflation expectations remained fluid. During the first fiscal quarter, CPI continued to hover above the Fed’s 2% target, so investment grade bonds were mostly flat. During the second fiscal quarter, inflation cooled, and the Fed announced a series of rate cuts, which triggered a broad rally in the bond market. Concerns about inflation resumed somewhat unexpectedly in the third fiscal quarter, causing fixed income markets to give back a portion of their gains from the previous period. Despite the market swings and inflation uncertainty, we outperformed during the first three fiscal quarters, as our shorter duration profile sheltered us from rising rates.
Market sentiment shifted dramatically in the final fiscal quarter for both equities and fixed income. The S&P 500 lost roughly 10% from its peak around mid-February through the end of March, as investors grew concerned that the escalating trade war could potentially trigger a recession and/or higher inflation. Our equities held up better than the index, as we maintained our focus on quality growth companies, which possess durable competitive advantages and the ability to drive growth through reinvestment, but were unable to close the gap from the first three quarters. The stock market selloff triggered a classic flight to quality that caused Treasuries to rally. Our fixed income portfolio lagged the index due to our shorter duration profile, but we still delivered positive absolute returns for the final quarter.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
OSTVX (without sales charge)	2.22	11.37	6.53
S&P 500	8.25	18.59	12.50
Bloomberg U.S. Aggregate Bond	4.88	-0.40	1.46
60% S&P 500/40% Bloomberg U.S. Aggregate Blend	7.02	10.88	8.22

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.osterweis.com/regulatory-reports for more recent performance information. Visit https://www.osterweis.com/regulatory-reports for more recent performance information.
Net Assets	$ 178,084,620
Holdings Count | $ / shares	161
Advisory Fees Paid, Amount	$ 1,353,049
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$178,084,620
Number of Holdings	161
Net Advisory Fee	$1,353,049
Portfolio Turnover	44%

Holdings [Text Block]

Top Holdings	(% of net assets)
Federated Hermes U.S. Treasury Cash Reserves - Class Institutional	5.8%
Microsoft Corp.	3.7%
Alphabet, Inc. - Class C	3.5%
Amazon.com, Inc.	2.9%
Visa, Inc. - Class A	2.6%
American Water Works Co., Inc.	2.4%
UnitedHealth Group, Inc.	2.2%
AutoZone, Inc.	2.1%
Waste Connections, Inc.	2.1%
EastGroup Properties, Inc.	2.1%

Updated Prospectus Web Address	https://www.osterweis.com/regulatory-reports
Osterweis Opportunity Fund
Shareholder Report [Line Items]
Fund Name	Osterweis Opportunity Fund
Class Name	Osterweis Opportunity Fund
Trading Symbol	OSTGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Osterweis Opportunity Fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.osterweis.com/regulatory-reports. You can also request this information by contacting us at 1-866-236-0050.
Additional Information Phone Number	1-866-236-0050
Additional Information Website	https://www.osterweis.com/regulatory-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Osterweis Opportunity Fund	$106	1.10%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period of April 1, 2024, to March 31, 2025, the Osterweis Opportunity Fund (the Fund) generated a total return of -6.98% versus -4.86% for the Russell 2000 Growth Index.
During the first three quarters of the fiscal year, the small cap growth market generally fared well, as the macroeconomic environment was benign. The second fiscal quarter was particularly favorable, as the Federal Reserve announced a 50 basis point rate cut that triggered a robust rally. The Fund also did well during the first three quarters, delivering strong absolute returns and outperforming the index.
Market sentiment shifted significantly in the final fiscal quarter, as concerns about the economic fallout of a global trade war caused markets to sell off aggressively. Small cap stocks bore the brunt of the declines, with the Russell 2000 Growth Index falling 11.1%, versus just 4.3% for the S&P 500. Performance was very thematic during the quarter, as small cap investors used a broad brush to determine which businesses were most likely to be impacted by the evolving tariff policies. Even companies that hit their earnings targets slipped if they were affiliated with the wrong theme. It was a difficult environment, as the market was effectively throwing out the baby with the bathwater, and the Fund felt the effects, delivering negative absolute and relative returns.
For the full fiscal year, our underperformance was driven primarily by our security selection. Several of our positions in Consumer Staples struggled, particularly in the fourth quarter, which detracted significantly from our relative returns. Our security selection within Information Technology and Consumer Discretionary, two of our largest sectors by weight, was significantly additive to our relative performance. Our picks in Health Care, our second largest sector, slightly lagged their counterparts in the index but did not materially impact our relative returns. Our sector weighting also detracted from our relative performance for the full year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
OSTGX (without sales charge)	-6.98	13.87	11.06
S&P 500	8.25	18.59	12.50
Russell 2000 Growth	-4.86	10.78	6.14

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.osterweis.com/regulatory-reports for more recent performance information. Visit https://www.osterweis.com/regulatory-reports for more recent performance information.
Net Assets	$ 353,186,213
Holdings Count | $ / shares	40
Advisory Fees Paid, Amount	$ 3,449,115
Investment Company Portfolio Turnover	137.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$353,186,213
Number of Holdings	40
Net Advisory Fee	$3,449,115
Portfolio Turnover	137%

Holdings [Text Block]

Top Holdings	(% of net assets)
Federated Hermes U.S. Treasury Cash Reserves - Class Institutional	6.7%
FirstService Corp.	4.5%
Cavco Industries, Inc.	4.2%
Guidewire Software, Inc.	4.2%
Life Time Group Holdings, Inc.	4.2%
Magnolia Oil & Gas Corp. - Class A	4.0%
Bio-Techne Corp.	3.8%
Rambus, Inc.	3.6%
CONMED Corp.	3.4%
Lithia Motors, Inc.	3.1%

Updated Prospectus Web Address	https://www.osterweis.com/regulatory-reports
Osterweis Strategic Income Fund
Shareholder Report [Line Items]
Fund Name	Osterweis Strategic Income Fund
Class Name	Osterweis Strategic Income Fund
Trading Symbol	OSTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Osterweis Strategic Income Fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.osterweis.com/regulatory-reports. You can also request this information by contacting us at 1-866-236-0050.
Additional Information Phone Number	1-866-236-0050
Additional Information Website	https://www.osterweis.com/regulatory-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Osterweis Strategic Income Fund	$86	0.83%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period of April 1, 2024, to March 31, 2025, the Osterweis Strategic Income Fund (the Fund) generated a total return of 6.25% versus 4.88% for the Bloomberg U.S. Aggregate Bond Index (the Agg). Our outperformance was due primarily to our overweight to high yield (versus the Agg), as high yield bonds delivered stronger returns than investment grade bonds.
Inflation was the top concern among fixed income investors during the first three quarters of the previous fiscal year. During the first fiscal quarter, the investment grade bond market was subdued as inflation continued to hover above the Fed’s 2% target, which dashed hopes that the central bank would reduce interest rates. Our short duration high yield portfolio fared well and outperformed the Agg.
During the second fiscal quarter, inflation cooled, and the Fed announced a series of rate cuts, which triggered a broad rally in the bond market. Ten-year Treasury yields declined 62 basis points during the quarter, and high yield bonds also performed well. Because we deliberately maintain a shorter duration profile than the Agg, we lagged the index during the period, though we still generated positive absolute returns.
Concerns about inflation resumed somewhat unexpectedly in the third fiscal quarter, causing fixed income markets to give back a portion of their gains from the previous period. In response to elevated CPI data, the Fed revised its prior plans and announced fewer rate cuts for 2025. We outperformed during the quarter, as our shorter duration profile sheltered us from the worst of the selloff. We delivered positive absolute returns compared to negative absolute returns for the Agg.
The final fiscal quarter marked a shift in market sentiment, as concerns about lingering inflation and Fed policy were replaced by deeper worries about the consequences of a global trade war, including higher inflation and a potential recession. Equity markets sold off aggressively, triggering the classic flight to quality that caused Treasuries to rally. Our portfolio lagged the index due to our shorter duration profile, but we still delivered positive absolute returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
OSTIX (without sales charge)	6.25	7.31	4.68
Bloomberg U.S. Aggregate Bond	4.88	-0.40	1.46

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.osterweis.com/regulatory-reports for more recent performance information. Visit https://www.osterweis.com/regulatory-reports for more recent performance information.
Net Assets	$ 6,036,366,113
Holdings Count | $ / shares	176
Advisory Fees Paid, Amount	$ 40,234,769
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$6,036,366,113
Number of Holdings	176
Net Advisory Fee	$40,234,769
Portfolio Turnover	40%

Holdings [Text Block]

Top Holdings	(% of net assets)
MSILF Treasury Securities Portfolio - Class Institutional	1.5%
Federated Hermes U.S. Treasury Cash Reserves - Class Institutional	1.5%
Lyft, Inc.	1.4%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.	1.2%
OneMain Finance Corp.	1.2%
Conduent Business Services LLC / Conduent State & Local Solutions, Inc.	1.2%
Airbnb, Inc.	1.1%
United Natural Foods, Inc.	1.1%
Wells Fargo & Co.	1.1%
Cable One, Inc.	1.1%

Updated Prospectus Web Address	https://www.osterweis.com/regulatory-reports